Employee Benefit Plans - Changes in the defined benefit obligation and fair value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in benefit obligation:
Benefit obligation, beginning of year	$ 1,046	$ 890
Service cost	6	7	$ 7
Interest cost	13	15	19
Plan participants' contribution	1	1
Actuarial (gain) loss, net	(18)	131
Benefit paid	(22)	(26)
Plan amendments	(1)	3
Curtailments and settlements	(3)	(16)
Expenses paid from assets	(1)	(2)
Currency translation adjustment	(20)	43
Benefit obligation, end of year	1,001	1,046	890
Change in fair value of plan assets
Fair value of plan assets, beginning of year	634	549
Employer contributions	25	25	36
Plan participants' contributions	1	1
Benefits paid	(22)	(26)
Actual return on plan assets	47	68
Expenses paid from assets	(1)	(2)
Plan settlements	(3)	(11)
Currency translation adjustments	(11)	30
Fair value of plan assets, end of year	670	634	$ 549
Unfunded status	$ 331	$ 412